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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen International Bond Fund, for the six months ended April 30, 2007. This one series has an October 31 fiscal year end.

Date of reporting period: April 30, 2007

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen International Bond Fund covering the six-month period ended April 30, 2007.

Equity markets throughout the world delivered positive returns over the six-month period. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States. International bonds also generated positive results, even after enduring increasing volatility in interest rates late in the six-month period. Consistent with trends in the U.S. market, higher-yielding and more credit-sensitive sectors outperformed higher-quality fixed-income investments.

Solid returns from investments in international stocks came against a backdrop of dynamic growth throughout the world. Emerging

LETTER TO SHAREHOLDERS continued

markets continued their vigorous expansions, led by the rapidly increasing economies in China and India. At the same time, economic fundamentals and corporate profitability improved in European and other developed markets. While growth in the U.S. decelerated somewhat as the six-month period progressed, foreign economies continued to enjoy a vigorous expansion through the end of the period. Volatility in world currency markets tended to add to the returns realized by U.S.-based investors in securities denominated in foreign currencies.

In this environment, the managers of Evergreen’s global and international funds pursued strategies that focused on opportunities within specific markets and sectors. The manager of Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. At the same time, the managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund sought out opportunities in both domestic and foreign markets. Global Large Cap Equity emphasized larger corporations throughout the globe, while Global Opportunities concentrated on mid-cap and small-cap growth stocks. Meanwhile, the manager of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies and the manager of Evergreen Precious Metals Fund concentrated

LETTER TO SHAREHOLDERS continued

on gold-mining stocks and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund concentrated on country, sector and interest rate decisions, basing their strategies on an analysis of economic fundamentals, interest rate expectations and currency movements.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Anthony Norris

• Peter Wilson

• Michael Lee

• Alex Perrin

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with
sales charge	-0.89%	-1.21%	2.71%	N/A	N/A

6-month return w/o
sales charge	4.09%	3.79%	3.71%	4.25%	4.24%

Average annual return*

1-year with sales charge	-1.09%	-1.91%	2.11%	N/A	N/A

1-year w/o sales charge	3.87%	3.09%	3.11%	4.17%	3.94%

5-year	9.23%	9.52%	9.76%	10.52%	10.26%

10-year	6.08%	6.36%	6.34%	6.71%	6.47%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund and reflects the 0.25% 12b-1 fee applicable to Class A at that time. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of April 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,040.94	$ 5.21
Class B	$ 1,000.00	$ 1,037.94	$ 8.99
Class C	$ 1,000.00	$ 1,037.08	$ 8.99
Class I	$ 1,000.00	$ 1,042.48	$ 3.95
Class IS	$ 1,000.00	$ 1,042.40	$ 5.22
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.69	$ 5.16
Class B	$ 1,000.00	$ 1,015.97	$ 8.90
Class C	$ 1,000.00	$ 1,015.97	$ 8.90
Class I	$ 1,000.00	$ 1,020.93	$ 3.91
Class IS	$ 1,000.00	$ 1,019.69	$ 5.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.03% for Class A, 1.78% for Class B, 1.78% for Class C, 0.78% for Class I and 1.03% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.54	$ 10.74	$ 11.41	$ 10.70	$10.73

Income from investment operations
Net investment income (loss)	0.20[2]	0.39	0.35[2]	0.40[2]	0.04[2]
Net realized and unrealized gains or losses on investments	0.23	(0.17)	(0.55)	0.82	(0.07)[3]

Total from investment operations	0.43	0.22	(0.20)	1.22	(0.03)

Distributions to shareholders from
Net investment income	(0.05)	0	(0.42)	(0.47)	0
Net realized gains	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	(0.40)	0	0	0

Total distributions to shareholders	(0.05)	(0.42)	(0.47)	(0.51)	0

Net asset value, end of period	$ 10.92	$ 10.54	$ 10.74	$ 11.41	$10.70

Total return[4]	4.09%	2.06%	(1.99%)	11.76%	(0.28%)

Ratios and supplemental data
Net assets, end of period (thousands)	$75,714	$90,166	$81,315	$28,922	$ 999
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%[5]	1.09%	1.10%	1.14%	1.42%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.08%[5]	1.11%	1.10%	1.14%	1.42%[5]
Net investment income (loss)	3.73%[5]	3.70%	3.08%	3.68%	3.85%[5]
Portfolio turnover rate	58%	196%	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$10.56	$10.75	$ 11.42	$10.69	$10.73

Income from investment operations
Net investment income (loss)	0.16[2]	0.31[2]	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	0.23	(0.16)	(0.55)	0.85	(0.07)[3]

Total from investment operations	0.39	0.15	(0.28)	1.17	(0.04)

Distributions to shareholders from
Net investment income	(0.01)	0	(0.34)	(0.40)	0
Net realized gains	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	(0.32)	0	0	0

Total distributions to shareholders	(0.01)	(0.34)	(0.39)	(0.44)	0

Net asset value, end of period	$10.94	$10.56	$ 10.75	$11.42	$10.69

Total return[4]	3.79%	1.32%	(2.68%)	11.20%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,288	$9,157	$10,140	$5,766	$ 331
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.78%[5]	1.81%	1.80%	1.84%	2.18%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.78%[5]	1.81%	1.80%	1.84%	2.18%[5]
Net investment income (loss)	2.99%[5]	2.96%	2.39%	2.99%	3.32%[5]
Portfolio turnover rate	58%	196%	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.53	$ 10.73	$ 11.40	$ 10.69	$10.73

Income from investment operations
Net investment income (loss)	0.16[2]	0.31[2]	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	0.23	(0.17)	(0.55)	0.84	(0.07)[3]

Total from investment operations	0.39	0.14	(0.28)	1.16	(0.04)

Distributions to shareholders from
Net investment income	(0.01)	0	(0.34)	(0.41)	0
Net realized gains	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	(0.32)	0	0	0

Total distributions to shareholders	(0.01)	(0.34)	(0.39)	(0.45)	0

Net asset value, end of period	$ 10.91	$ 10.53	$ 10.73	$ 11.40	$10.69

Total return[4]	3.71%	1.31%	(2.67%)	11.13%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$22,683	$26,057	$31,389	$13,676	$ 811
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.78%[5]	1.81%	1.80%	1.84%	2.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.78%[5]	1.81%	1.80%	1.84%	2.20%[5]
Net investment income (loss)	2.99%[5]	2.96%	2.38%	2.98%	3.37%[5]
Portfolio turnover rate	58%	196%	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.54	$ 10.73	$ 11.40	$ 10.69	$ 9.14	$ 8.61

Income from investment operations
Net investment income (loss)	0.21	0.42[1]	0.38[1]	0.43[1]	0.48[1]	0.48
Net realized and unrealized gains or losses on investments	0.24	(0.16)	(0.55)	0.82	1.84	0.45

Total from investment operations	0.45	0.26	(0.17)	1.25	2.32	0.93

Distributions to shareholders from
Net investment income	(0.07)	0	(0.45)	(0.50)	(0.77)	(0.40)
Net realized gains	0	(0.02)	(0.05)	(0.04)	0	0
Tax basis return of capital	0	(0.43)	0	0	0	0

Total distributions to shareholders	(0.07)	(0.45)	(0.50)	(0.54)	(0.77)	(0.40)

Net asset value, end of period	$ 10.92	$ 10.54	$ 10.73	$ 11.40	$ 10.69	$ 9.14

Total return	4.25%	2.45%	(1.71%)	12.04%	25.79%	11.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,009,453	$943,309	$806,728	$427,959	$147,367	$67,487
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.78%[2]	0.81%	0.80%	0.84%	0.91%	0.74%
Expenses excluding waivers/reimbursements
and expense reductions	0.78%[2]	0.81%	0.80%	0.84%	0.91%	0.84%
Net investment income (loss)	4.01%[2]	3.98%	3.39%	3.96%	4.60%	5.55%
Portfolio turnover rate	58%	196%	86%	103%	46%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS IS	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.55	$ 10.74	$ 11.41	$10.70	$ 9.16	$ 8.63

Income from investment operations
Net investment income (loss)	0.19[1]	0.40	0.35[1]	0.40[1]	0.44[1]	0.44
Net realized and unrealized gains or losses on investments	0.25	(0.16)	(0.55)	0.83	1.86	0.47

Total from investment operations	0.44	0.24	(0.20)	1.23	2.30	0.91

Distributions to shareholders from
Net investment income	(0.04)	0	(0.42)	(0.48)	(0.76)	(0.38)
Net realized gains	0	(0.02)	(0.05)	(0.04)	0	0
Tax basis return of capital	0	(0.41)	0	0	0	0

Total distributions to shareholders	(0.04)	(0.43)	(0.47)	(0.52)	(0.76)	(0.38)

Net asset value, end of period	$10.95	$ 10.55	$ 10.74	$11.41	$10.70	$ 9.16

Total return	4.24%	2.11%	(1.95%)	11.83%	25.48%	10.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,131	$18,275	$20,158	$5,816	$2,297	$ 133
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03%[2]	1.06%	1.05%	1.10%	1.18%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[2]	1.06%	1.05%	1.10%	1.18%	1.08%
Net investment income (loss)	3.64%[2]	3.73%	3.13%	3.71%	4.18%	5.29%
Portfolio turnover rate	58%	196%	86%	103%	46%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.2%
FIXED-RATE 3.2%
FNMA, 5.50%, 12/01/2034	$ 5,272,479	$ 5,226,099
GNMA, 5.50%, 12/15/2034 – 04/15/2036	30,811,027	30,673,321

Total Agency Commercial Mortgage-Backed Securities
(cost $35,434,816)		35,899,420

CORPORATE BONDS 4.8%
CONSUMER DISCRETIONARY 1.5%
Automobiles 0.5%
DaimlerChrylser AG, 4.875%, 06/15/2010	5,500,000	5,452,364

Multi-line Retail 1.0%
Wal-Mart Stores, Inc., 4.125%, 07/01/2010	11,000,000	10,736,121

FINANCIALS 3.3%
Capital Markets 1.4%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	15,345,000	16,252,534

Consumer Finance 1.9%
General Electric Capital Corp., 6.125%, 02/22/2011	6,220,000	6,447,229
Toyota Motor Credit Corp., 5.125%, 10/25/2011	14,570,000	14,658,149

		21,105,378

Total Corporate Bonds (cost $53,220,424)		53,546,397

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 34.7%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	2,590,000	3,868,312

CONSUMER STAPLES 1.6%
Beverages 0.5%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,925,000	6,150,268

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	2,400,000	3,426,043

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	4,500,000	8,854,333

ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,854,337
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,426,834

		10,281,171

FINANCIALS 28.0%
Capital Markets 1.5%
Merrill Lynch & Co., Inc., 5.125%, 09/24/2010 GBP	4,500,000	8,782,850
Morgan Stanley, 5.375%, 11/14/2013 GBP	3,850,000	7,480,333

		16,263,183

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 10.1%
Australia & New Zealand Banking Group, Ltd., 6.50%, 01/25/2008 NZD	7,210,000	$ 5,279,915
Bank Nederlandse Gemeenten, 5.50%, 07/20/2012 AUD	10,000,000	7,961,207
Eurofima, 5.50%, 09/15/2009 AUD	12,895,000	10,522,230
European Investment Bank:
4.50%, 01/14/2013 GBP	3,558,000	6,753,940
5.75%, 09/15/2009 AUD	7,600,000	6,245,836
6.50%, 09/10/2014 NZD	12,200,000	8,605,468
6.75%, 11/17/2008 NZD	17,475,000	12,765,896
FRN, 3.02%, 08/16/2013 GBP	3,250,000	7,481,020
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	29,535,000	27,549,657
6.00%, 09/15/2009 AUD	2,200,000	1,812,213
Landwirtschaftliche Rentenbank:
4.30%, 01/24/2016 CAD	9,000,000	8,037,626
6.00%, 09/15/2009 AUD	10,240,000	8,430,769
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	2,053,383

		113,499,160

Consumer Finance 2.0%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	5,962,041
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,440,000	5,077,284
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	13,630,000	9,984,849
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,713,658

		22,737,832

Diversified Financial Services 3.2%
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,433,231
General Electric Capital Corp.:
5.75%, 01/18/2011 AUD	12,000,000	9,684,227
6.125%, 05/17/2012 GBP	10,500,000	21,288,015
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	2,000,000	2,968,128

		36,373,601

Insurance 1.2%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	6,000,000	11,893,480
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,643,462

		13,536,942

Thrifts & Mortgage Finance 10.0%
Nykredit, 5.00%, 10/01/2035 DKK	214,681,115	38,993,574
Realkredit Danmark, 4.00%, 10/01/2035 DKK	202,974,746	34,046,801
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	207,642,277	38,788,517

		111,828,892

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
INDUSTRIALS 0.9%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	1,400,000	$ 2,024,531

Machinery 0.7%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,500,000	5,180,383
Savcio Holdings, 8.00%, 02/15/2013 EUR	1,800,000	2,609,114

		7,789,497

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,421,593

MATERIALS 0.8%
Chemicals 0.2%
BOC Group, 5.875%, 04/29/2009 GBP	1,187,000	2,365,747

Containers & Packaging 0.2%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	2,128,165

Metals & Mining 0.4%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,893,488

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
France Telecom, 7.50%, 03/14/2011 GBP	4,000,000	8,437,825
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	1,000,000	1,508,444
Virgin Media, 8.75%, 04/15/2014 EUR	3,160,000	4,683,168

		14,629,437

UTILITIES 0.5%
Multi-Utilities 0.4%
Centrica plc, 5.875%, 11/02/2012 GBP	2,100,000	4,171,959

Water Utilities 0.1%
FG4 SA, 8.375%, 04/30/2015 EUR	1,000,000	1,553,654

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $367,121,222)		388,797,808

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 46.0%
Australia, 7.00%, 12/01/2010 AUD	58,400,000	49,720,764
Canada:
4.40%, 03/08/2016 CAD	19,415,000	17,542,598
4.60%, 09/15/2011 CAD	58,647,000	53,715,880
5.00%, 06/01/2014 CAD	45,400,000	43,120,682
Germany:
3.50%, 10/14/2011 EUR	41,830,000	55,602,314
3.75%, 01/04/2017 EUR	39,565,000	52,116,024

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Hong Kong, 4.23%, 03/21/2011 HKD	257,500,000	$ 33,155,436
Korea:
4.75%, 06/10/2009 KRW	17,692,000,000	18,884,143
5.25%, 09/10/2015 KRW	11,400,000,000	12,349,841
Mexico, 10.00%, 12/05/2024 MXN	297,360,000	33,095,354
New Zealand, 6.00%, 07/15/2008 NZD	21,085,000	15,410,033
Norway:
4.25%, 05/19/2017 NOK	244,370,000	39,403,902
5.00%, 05/15/2015 NOK	68,750,000	11,710,597
Poland, 4.75%, 04/25/2012 PLN	93,515,000	33,296,998
United Kingdom:
1.25%, 11/22/2017 GBP	22,638,524	42,645,079
6.40%, 05/20/2009 GBP	963,000	4,921,082

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $510,453,433)		516,690,727

YANKEE OBLIGATIONS - CORPORATE 4.1%
FINANCIALS 1.7%
Commercial Banks 0.9%
Bank of Moscow, 7.34%, 05/13/2013	$ 7,600,000	8,011,920
Kazkommerts International BV, 7.00%, 11/03/2009	1,720,000	1,741,500

		9,753,420

Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,735,000	1,860,788

Diversified Financial Services 0.7%
HBOS Treasury Services plc, 5.25%, 09/19/2011	7,400,000	7,481,052

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.0%
Poland Communications, Inc., 5.25%, 01/15/2014	15,111,000	15,029,779
Telecom Italia SpA, 6.20%, 07/18/2011	6,685,000	6,903,305

		21,933,084

Wireless Telecommunication Services 0.4%
Vimpel Communications, 8.25%, 05/23/2016	4,270,000	4,569,967

Total Yankee Obligations - Corporate (cost $45,246,688)		45,598,311

YANKEE OBLIGATIONS - GOVERNMENT 0.7%
Italy, 6.00%, 02/22/2011 (cost $8,286,050)	8,000,000	8,316,800

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Notes:
2.00%, 01/15/2016	30,580,200	30,144,218
4.625%, 11/15/2016	24,080,000	24,072,487

Total U.S. Treasury Obligations (cost $53,613,094)		54,216,705

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $5,829,872)	5,829,872	$ 5,829,872

Total Investments (cost $1,079,205,599) 98.8%		1,108,896,040
Other Assets and Liabilities 1.2%		13,373,942

Net Assets 100.0%		$ 1,122,269,982

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

The following table shows the percent of total long-term investments by geographic location as of April 30, 2007:

United States	19.6%
Germany	14.6%
Canada	12.3%
Denmark	10.1%
United Kingdom	8.2%
Australia	6.8%
Luxembourg	6.2%
Norway	4.6%
Poland	3.0%
Hong Kong	3.0%
Mexico	2.9%
South Korea	2.8%
New Zealand	1.4%
France	1.3%
Cayman Islands	1.1%
Netherlands	0.9%
Italy	0.7%
Bermuda	0.3%
South Africa	0.2%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007:

AAA	67.4%
AA	12.4%
A	14.2%
BBB	2.1%
BB	2.0%
B	1.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of April 30, 2007:

Less than 1 year	1.5%
1 to 3 year(s)	9.6%
3 to 5 years	33.4%
5 to 10 years	35.2%
10 to 20 years	10.6%
20 to 30 years	9.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,073,375,727)	$ 1,103,066,168
Investments in affiliated money market fund, at value (cost $5,829,872)	5,829,872

Total investments	1,108,896,040
Foreign currency, at value (cost $1,915,762)	1,941,394
Receivable for Fund shares sold	1,434,042
Interest receivable	18,932,416
Unrealized gains on forward foreign currency exchange contracts	9,459,837
Prepaid expenses and other assets	19,103

Total assets	1,140,682,832

Liabilities
Payable for Fund shares redeemed	921,866
Unrealized losses on forward foreign currency exchange contracts	16,813,228
Payable for closed forward currency exchange contracts	264,061
Advisory fee payable	13,391
Due to other related parties	18,379
Accrued expenses and other liabilities	381,925

Total liabilities	18,412,850

Net assets	$ 1,122,269,982

Net assets represented by
Paid-in capital	$ 1,085,094,789
Undistributed net investment income	22,302,183
Accumulated net realized losses on investments	(7,945,249)
Net unrealized gains on investments	22,818,259

Total net assets	$ 1,122,269,982

Net assets consists of
Class A	$ 75,714,351
Class B	8,288,370
Class C	22,683,351
Class I	1,009,452,697
Class IS	6,131,213

Total net assets	$ 1,122,269,982

Shares outstanding (unlimited number of shares authorized)
Class A	6,932,129
Class B	757,650
Class C	2,078,217
Class I	92,464,691
Class IS	560,125

Net asset value per share
Class A	$ 10.92
Class A — Offering price (based on sales charge of 4.75%)	$ 11.46
Class B	$ 10.94
Class C	$ 10.91
Class I	$ 10.92
Class IS	$ 10.95

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $14,717)	$ 25,807,641
Income from affiliate	272,733

Total investment income	26,080,374

Expenses
Advisory fee	2,676,742
Distribution Plan expenses
Class A	123,298
Class B	42,997
Class C	121,065
Class IS	16,241
Administrative services fee	542,660
Transfer agent fees	182,441
Trustees’ fees and expenses	12,207
Printing and postage expenses	33,737
Custodian and accounting fees	725,117
Registration and filing fees	41,641
Professional fees	27,423
Interest expense	1,084
Other	15,033

Total expenses	4,561,686
Less: Expense reductions	(12,518)
Expense reimbursements	(19,011)

Net expenses	4,530,157

Net investment income	21,550,217

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(2,448,377)
Foreign currency related transactions	1,428,015

Net realized losses on investments	(1,020,362)
Net change in unrealized gains or losses on investments	25,185,296

Net realized and unrealized gains or losses on investments	24,164,934

Net increase in net assets resulting from operations	$ 45,715,151

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment income	$ 21,550,217		$ 39,578,716
Net realized losses on investments		(1,020,362)		(44,486,795)
Net change in unrealized
gains or losses on investments		25,185,296		26,118,338

Net increase in net assets
resulting from operations		45,715,151		21,210,259

Distributions to shareholders from
Net investment income
Class A		(362,796)		0
Class B		(7,841)		0
Class C		(22,794)		0
Class I		(6,128,768)		0
Class IS		(22,574)		0
Net realized gains
Class A		0		(126,191)
Class B		0		(16,004)
Class C		0		(44,658)
Class I		0		(1,204,200)
Class IS		0		(27,875)
Tax basis return of capital
Class A		0		(3,173,262)
Class B		0		(301,784)
Class C		0		(851,792)
Class I		0		(35,545,917)
Class IS		0		(667,073)

Total distributions to shareholders		(6,544,773)		(41,958,756)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	808,393	8,619,312	5,241,218	55,595,293
Class B	26,494	282,266	231,777	2,467,883
Class C	119,292	1,268,234	836,650	8,929,881
Class I	16,008,631	171,049,250	34,286,329	364,906,542
Class IS	141,673	1,507,314	918,521	9,745,850

		182,726,376		441,645,449

Net asset value of shares issued in
reinvestment of distributions
Class A	28,342	302,694	248,710	2,624,996
Class B	487	5,220	19,679	208,328
Class C	1,058	11,310	43,983	464,584
Class I	203,984	2,178,552	1,690,216	17,830,116
Class IS	720	7,715	12,341	130,434

		2,505,491		21,258,458

Automatic conversion of Class B
shares to Class A shares
Class A	3,453	36,907	13,470	142,736
Class B	(3,452)	(36,907)	(13,456)	(142,736)

		0		0

Payment for shares redeemed
Class A	(2,461,982)	(26,238,585)	(4,523,631)	(47,930,825)
Class B	(133,288)	(1,423,794)	(313,833)	(3,336,047)
Class C	(515,866)	(5,505,030)	(1,333,548)	(14,125,025)
Class I	(13,258,017)	(141,903,566)	(21,623,789)	(228,044,891)
Class IS	(1,314,833)	(14,024,744)	(1,074,973)	(11,485,864)

		(189,095,719)		(304,922,652)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	April 30, 2007	Year Ended
	(unaudited)	October 31, 2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ (3,863,852)	$ 157,981,255

Total increase in net assets	35,306,526	137,232,758
Net assets
Beginning of period	1,086,963,456	949,730,698

End of period	$ 1,122,269,982	$ 1,086,963,456

Undistributed net investment income	$ 22,302,183	$ 7,296,739

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective April 2, 2007, the Fund no longer charges shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase.

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $19,011.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2007, the Fund paid brokerage commissions of $235,048 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $2,409 from the sale of Class A shares and $16,409 and $744 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $650,211,831 and $619,520,108, respectively, for the six months ended April 30, 2007.

At April 30, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at	In Exchange
Date	Receive	April 30, 2007	for U.S.	Unrealized Gain

05/07/2007	24,293,005 EUR	$ 33,190,278	$ 31,655,000	$ 1,535,278
05/16/2007	24,914,676 EUR	34,052,409	32,850,000	1,202,409
05/31/2007	84,117,051 EUR	115,039,880	111,159,000	3,880,880
06/01/2007	24,448,500 EUR	33,437,317	32,295,491	1,141,826

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Receive	April 30, 2007	In Exchange for	April 30, 2007	Gain (Loss)

06/05/2007	6,428,918,722 JPY	$ 54,092,711	80,365,000 NZD	$ 59,475,304	$(5,382,593)
06/14/2007	12,506,795,887 JPY	105,345,847	137,587,000 AUD	114,274,141	(8,928,294)
06/14/2007	68,000,000 AUD	56,478,022	6,503,384,000 JPY	54,778,578	1,699,444
06/14/2007	121,977,886 EUR	166,898,751	83,675,000 GBP	167,318,978	(420,227)
07/20/2007	6,619,494,000 JPY	56,006,958	68,000,000 AUD	56,424,196	(417,238)
07/20/2007	6,643,520,000 JPY	56,210,240	64,000,000 CAD	57,875,116	(1,664,876)

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,080,799,563. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,538,201 and $1,441,724, respectively, with a net unrealized appreciation of $28,096,477.

As of October 31, 2006, the Fund had $1,243,097 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended April 30, 2007, the Fund had average borrowings outstanding of $18,429 (on an annualized basis) at an average rate of 5.88% and paid interest of $1,084.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President
Chief Compliance Officer	of Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566678 rv4 06/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566678 rv4 06/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: June 29, 2007